Property and Equipment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 38,819	$ 23,556	$ 104,841	$ 33,263	$ 65,252	$ 31,442